Provisions - Movement in Provision for Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	$ 240	$ 298
Arising/reassessed during the period	(1)	2
Accretion cost	4	5
Restructuring charges	7	71
Utilized	(36)	(136)
Provisions at end of period	214	240
Provisions related to asset retirement obligations	(2)	(10)
Amounts paid	$ (34)	$ (126)